Supplementary Cash Flow Information - Supplemental Cash Flow Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Net (purchases) sales of securities classified as FVTPL
Short term investments	$ (4,646.5)	$ 8,033.8
Bonds	3,618.7	(10,743.0)
Preferred stocks	(52.4)	(25.6)
Common stocks	898.3	82.3
Derivatives and short sales	(184.8)	(96.8)
Net sales of securities classified as FVTPL	(366.7)	(2,749.3)
Changes in operating assets and liabilities
Net decrease (increase) in restricted cash and cash equivalents	(170.3)	102.9
Provision for losses and loss adjustment expenses	1,171.5	1,200.6
Provision for unearned premiums	893.9	521.9
Insurance contract receivables	(382.5)	(555.6)
Insurance contract payables	616.5	246.6
Insurance contract payables	2,591.0	2,003.1
Recoverable from reinsurers	(1,093.8)	(954.5)
Other receivables	211.8	(211.6)
Accounts payable and accrued liabilities	3.8	225.3
Other	(297.0)	(304.2)
Changes in operating assets and liabilities	953.9	271.4
Net interest and dividends received
Interest and dividends received	819.2	764.0
Interest paid on borrowings	(319.6)	(285.5)
Interest paid on lease liabilities(1)	(60.4)	0.0
Net interest and dividends received	439.2	478.5
Net income taxes paid	$ (178.9)	$ (229.9)